Derivative warrant liabilities	3 Months Ended
Nov. 30, 2021
Derivative Warrant Liabilities
Derivative warrant liabilities

12.	Derivative warrant liabilities

Private Placement Warrants:

During the year ended August 31, 2021, the Company issued warrants for the Company’s common shares pursuant to a financing in December 2020 and February 2021 (Note 15).

No warrants were exercised during the period.

The balance of the derivative warrant liabilities (level 3) is as follows:

August 31, 2021
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 15)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149
Fair value adjustment	(208)
Balance at November 30, 2021	$1,941

Derivative warrant liabilities of $1.9 million will only be settled by issuing equity of the Company.

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

	November 30, 2021			August 31, 2021
Share price		$0.41			0.41
Risk-free interest rate	0.42%	-	1.01%	0.19%	-	0.67%
Dividend yield		0%			0%
Expected volatility		60%		60%	-	70%
Remaining term (in years)	1.7	–	4.2	1.9	–	4.4

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.